united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX

Class C – CPCTX

Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX

Class C – CPCEX

Class I – CPIEX

Annual Report

September 30, 2017

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Annual Letter to Shareholders

Dear Shareholder,

The Counterpoint Tactical Income Fund returns from October 1, 2016 through September 30, 2017 were:

Class I shares (institutional share class, CPITX): 6.18%

Class A shares without sales load (CPATX): 5.95%

Class A shares with sales load (CPATX): 1.15%

Class C shares (CPCTX): 5.15%

Bloomberg Barclays US Aggregate Bond Index1: 0.07%

The Counterpoint Tactical Equity Fund returns from October 1, 2016 through September 30, 2017 were:

Class I shares (institutional share class, CPIEX): 10.01%

Class A shares without sales load (CPAEX): 9.68%

Class A shares with sales load (CPAEX): 3.41%

Class C shares (CPCEX): 8.83%

Counterpoint Tactical Equity Fund Blended Index2: 10.59%

S&P 400 Midcap Index3: 17.52%

Performance Discussion

The Counterpoint Tactical Income Fund spent its third fiscal year (10/1/2016 to 9/30/2017) fully invested in U.S. High Yield Corporate bonds. High yield as represented by the BofA Merrill Lynch US High Yield Master II Index4 showed remarkable strength throughout the fiscal year. After a dip coinciding with the 2016 presidential election, high yield bounced back and stayed in a robust uptrend that continues today. Our trend-following model continued to signal full investment in high yield throughout, allowing the Fund to fully benefit from its favorable performance. Throughout the year, the Fund used derivatives such as IBOXHY total return swaps and high yield CDX indices to take advantage of relative value opportunities when investing in the high yield asset class. The Fund handily beat the Bloomberg Barclays US Aggregate Bond Index by 6.11 percentage points, as it avoided exposure to the late-2016 bout of rising treasury interest rates by holding primarily credit-sensitive bonds.

Looking back, Counterpoint Tactical Income Fund’s strategy succeeded at the key objective of maximizing the reward to risk tradeoff. The Fund’s maximum drawdown of 3.17%, incurred in the weeks surrounding the 2016 election, was the largest since its inception. This decline was still smaller than 5%, the amount we feel is an acceptable given the strategy’s risk characteristics. By comparison, the BofA Merrill Lynch High Yield Master II Index experienced a maximum loss from peak of 13.09% since Tactical Income’s inception.

The Counterpoint Tactical Equity Fund’s performance through the year was largely driven by its tactical allocation to stock indices. Due to the positive uptrend of the broad US stock market, the Fund remained “risk-on,” holding the broad market to a 0.80-0.85 target beta exposure for the entirety of the year. The fiscal year began with volatility in stocks surrounding the 2016 election. From the beginning of October through early November 2016, Institutional shares of the Fund experienced a drawdown of 5.76%, a slightly deeper loss than the 4.87% drawdown for the S&P 400 Midcap Index. As global markets rebounded, the Fund then participated in the post-election rally, finishing the year 5.31% up from lows reached just prior to election day.

In mid-2017, Tactical Equity adjusted its portfolio weightings to better achieve pure exposure to investment anomaly-driven factors, while maximizing the risk-management capabilities of the strategy. Through May and June of 2017, trading dynamics made for a difficult domestic environment for like-minded quantitative factor-driven investors. Fortunately, our shareholders saw meaningful rebound in performance from newly added international exposure in July. The Fund uses derivatives such as equity basket swaps to invest in its international market neutral portfolio sleeve. The use of these swaps primarily helps increase the Fund’s alpha-seeking potential by investing in a market segment it would otherwise not have meaningful access to, while adding the benefit of locking in short position funding costs to predictable levels. In the international segment, factors such as capital efficiency, earnings quality, and price momentum aided Fund performance.

In addition to reweighting the portfolio to include international stocks, Tactical Equity has adjusted its constraints to seek the elimination of sector and currency exposure while maintaining a constant zero beta market-neutral core portfolio position. This benefits the portfolio in that it is less subject to industry trends that often have little to do with factor exposures. It also gives investors more access to potential alpha from increased use of short positions in individual names. We believe that the Fund is now in a better position to manage risk while providing more potential for upside. Returns since the weighting and risk management shift have been encouraging.

We continue to execute portfolio decisions based on quantitative discipline that we believe will deliver reasonable returns while effectively managing downside risk. Investment in assets such as high yield bonds and global stocks will inevitably produce periods of volatility. We remain confident in our expectation of superior long-run risk-adjusted performance despite any short-term setbacks that will inevitably occur. We base this confidence on the belief that market movements will continue to be inherently driven by human behavioral biases that justify the pursuit of active asset management.

Sincerely,

Michael Krause, CFA

Joseph Engelberg, Ph.D.

Portfolio Managers

[1]	The Bloomberg Barclays US Aggregate Bond Index is a broad based index. The index includes government securities, mortgage-backed securities and corporate securities to simulate the universe of bonds in the market.

[2]	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. It is our expectation of average market exposure and market capitalization over a market cycle given the Fund’s tactical positioning strategy.

[3]	The S&P Midcap 400 provides investors with a benchmark for mid-sized companies. The index measures performance of mid-sized companies. To be included in the index, a stock must have a total market capitalization that ranges from roughly $1.4 billion to $5.9 billion dollars.

[4]	The BofA Merrill Lynch High Yield Bond Master II® Index is an unmanaged index that tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

9074-NLD-11/10/2017

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, as compared to its benchmark:

	Annualized	Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	5.95%	7.36%
Counterpoint Tactical Income Fund - Class A with Load	1.15%	5.63%
Counterpoint Tactical Income Fund - Class C	5.15%	6.64%
Counterpoint Tactical Income Fund - Class I	6.18%	7.58%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	0.07%	2.38%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2017 are 2.38%, 3.13% and 2.13% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2017

Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt Funds	54.9%
U.S. Government Obligations	31.0%
Exchange Traded Funds - Debt Funds	7.6%
Money Market Fund	5.0%
Other Assets Less Liabilities	1.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

The Fund’s performance figures* for the periods ended September 30, 2017, as compared to its benchmarks:

	Annualized	Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	9.68%	2.70%
Counterpoint Tactical Equity Fund - Class A with Load	3.41%	(0.58)%
Counterpoint Tactical Equity Fund - Class C	8.83%	1.91%
Counterpoint Tactical Equity Fund - Class I	10.01%	2.95%
S&P Mid-Cap 400 Index Total Return (b)	17.52%	13.73%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	0.66%	0.51%
Counterpoint Tactical Equity Fund Blended Index (d)	10.59%	8.42%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2017 are 4.51%, 5.01% and 4.26% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Index Total Return is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months.

(d)	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Portfolio Composition as of September 30, 2017

Holdings by Industry Group/Asset Type	% of Net Assets
Exchanged Traded Funds	43.5%
Electronics	3.8%
Insurance	3.3%
Money Market Fund	3.2%
Retail	2.8%
Healthcare-Services	1.6%
Media	1.5%
Commercial Services	1.4%
Food	1.2%
Pharmaceuticals	1.0%
Other Industries	(15.9)%
Other Assets Less Liabilities	52.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 7.6%
	DEBT FUNDS- 7.6%
187,768	SPDR Bloomberg Barclays High Yield Bond ETF	$7,007,502
787,904	VanEck Vectors High-Yield Municipal Index ETF	24,669,274
	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,805,501)	31,676,776

	MUTUAL FUNDS - 54.9%
	DEBT FUNDS- 54.9%
4,633,899	American Century High Yield Fund	26,830,276
4,100,312	BlackRock High Yield Portfolio	32,187,449
4,372,991	Eaton Vance Income Fund of Boston	25,450,805
8,205,898	MainStay High Yield Corporate Bond Fund	47,594,207
1,258,701	Principal High Yield Fund	9,415,083
3,430,977	Prudential High Yield Fund	19,144,852
5,405,593	Putnam High Yield Fund	33,784,957
3,595,008	Transamerica High Yield Bond	33,829,027
	TOTAL MUTUAL FUNDS (Cost - $213,348,741)	228,236,656
Principal
	U.S. GOVERNMENT OBLIGATIONS - 31.0%
$45,000,000	United States Treasury Bill, 0.000% due 9/13/2018	44,455,210
47,000,000	United States Treasury Note, 1.875% due 3/31/2022 #	46,990,820
16,100,000	United States Treasury Note, 1.750% due 5/31/2022 #	15,997,174
4,000,000	United States Treasury Note, 1.875% due 7/31/2022 #	3,991,797
17,500,000	United States Treasury Note, 2.000% due 5/31/2024 #	17,356,445
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $128,976,492)	128,791,446
Shares
	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
20,910,491	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.77% *	20,910,491
	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,910,491)

	TOTAL INVESTMENTS - 98.5% (Cost - $394,041,225)(a)	$409,615,369
	OTHER ASSETS LESS LIABILITIES - 1.5%	6,334,869
	NET ASSETS - 100.0%	$415,950,238

SPDR - Standard & Poor’s Depositary Receipt

#	Discount rate at the time of purchase.

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Depreciation
Long
5-Year US Treasury Note Future			Wells Fargo	210	12/29/2017	$24,675,000	$(186,094)

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (a)
		Fixed Deal	Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Receive Rate	Date	Amount (b)	Value	Paid (Received)	Depreciation
CDX North American High Yield Index Version 1, Series 29 **	Intercontinental Exchange	5.00%	6/20/2022	$107,000,000	$8,384,520	$8,384,604	$(84)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b)	The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=c7e83a6adf3b46f5b7f95eac2f6d2b5d.

SWAPTIONS PURCHASED
		Exercise	Expiration	Number Of	Notional
Description	Counterparty	Rate	Date	Contracts	Amount	Value
Put
CDX North American High Yield Index
Version 1, Series 28 Strike Payer Index Option	Goldman Sachs	104	12/20/2017	75	$75,000,000	$227,005
CDX North American High Yield Index
Version 1, Series 28 Strike Payer Index Option	Goldman Sachs	105.5	12/20/2017	50	$50,000,000	$244,637
TOTAL SWAPTIONS PURCHASED (Cost $2,082,500)				125	$125,000,000	$471,642

TOTAL RETURN SWAPS
		Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Received/(Paid)	Date	Contracts	Amount	Appreciation
Long
iShares iBoxx USD High Yield	Goldman Sachs	(0.28444)%	10/10/2017	144,133	$12,713,972	$79,273
iBoxx USD Liquid High Yield Index Dec 2017 ***	JP Morgan	(1.33389)%	10/20/2017	18,744	5,000,000	33,763
iBoxx USD Liquid High Yield Index Dec 2017 ***	Goldman Sachs	(1.33389)%	12/20/2017	153,115	40,000,000	1,119,217
				315,992	$57,714,972	$1,232,253

***	The underlying holdings of this security can be found at https://products.markit.com/indices/UCITS/ConstituentsTRS.aspx?isd_index=I2031000179&fixingflag=US_EOD&Indexname=Markit iBoxx $ Liquid High Yield Index.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Fair Value
	COMMON STOCK - 53.1%
	AUTO MANUFACTURERS - 0.5%
6,830	Ford Motor Co.	$81,755

	AUTO PARTS & EQUIPMENT - 1.6%
1,527	Magna International, Inc.	81,511
1,393	Tenneco, Inc.	84,513
9,035	Titan International, Inc.	91,705
		257,729
	BANKS - 1.9%
1,385	Bank of New York Mellon Corp.	73,433
1,089	Citigroup, Inc.	79,214
777	State Street Corp.	74,235
1,298	SunTrust Banks, Inc.	77,582
		304,464
	BUILDING MATERIALS - 1.1%
4,925	Builders FirstSource, Inc. *	88,601
906	Universal Forest Products, Inc.	88,933
		177,534
	COAL - 0.9%
20,197	Cloud Peak Energy, Inc. *	73,921
7,962	SunCoke Energy, Inc. *	72,773
		146,694
	COMMERCIAL SERVICES - 3.0%
1,669	ABM Industries, Inc.	69,614
9,517	Everi Holdings, Inc. *	72,234
4,655	LSC Communications, Inc.	76,854
3,827	Quad/Graphics, Inc.	86,529
482	S&P Global, Inc.	75,341
3,691	TrueBlue, Inc.	82,863
		463,435
	COMPUTERS - 0.6%
1,929	Insight Enterprises, Inc. *	88,580

	DISTRIBUTION/WHOLESALE - 1.1%
1,964	ScanSource, Inc. *	85,729
1,350	WESCO International, Inc. *	78,638
		164,367
	DIVERSIFIED FINANCIAL SERVICES - 1.0%
857	American Express Co.	77,524
525	Ameriprise Financial, Inc.	77,968
		155,492
	ELECTRONICS - 3.8%
959	Arrow Electronics, Inc. *	77,113
1,995	Avnet, Inc.	78,404
6,439	Celestica, Inc. *	79,715
2,589	Control4 Corp. *	76,272
4,682	Flex Ltd. *	77,581
2,428	Jabil, Inc.	69,319
641	SYNNEX Corp.	81,093
695	Tech Data Corp. *	61,751
		601,248
	ENERGY-ALTERNATE SOURCES - 0.5%
2,973	JinkoSolar Holding Co. Ltd. - ADR *	74,176

	ENGINEERING & CONSTRUCTION - 1.3%
2,342	AECOM *	86,209
7,566	Sterling Construction Co., Inc. *	115,230
		201,439
	ENTERTAINMENT - 0.5%
3,754	Pinnacle Entertainment, Inc.	79,998

	FOOD - 2.2%
6,603	Dean Foods Co.	71,841
3,189	Kroger Co.	63,971
4,854	Nomad Foods Ltd. *	70,723
2,628	Performance Food Group Co. *	74,241
2,679	US Foods Holding Corp. *	71,529
		352,305
	FOREST PRODUCTS & PAPER - 0.5%
4,356	PH Glatfelter Co.	84,724

	HEALTHCARE-SERVICES - 3.0%
852	Centene Corp. *	82,448
1,277	DaVita, Inc. *	75,841
927	HCA Healthcare, Inc. *	73,780
1,287	LifePoint Health, Inc. *	74,517
934	Magellan Health, Inc. *	80,604
1,208	Molina Healthcare, Inc. *	83,062
		470,252
	HOME BUILDERS - 0.6%
4,796	Beazer Homes USA, Inc. *	89,877

	INSURANCE - 3.3%
910	Aflac, Inc.	74,065
784	Allstate Corp.	72,057
1,156	Axis Capital Holdings Ltd.	66,250
3,241	CNO Financial Group, Inc.	75,645
2,028	Stewart Information Services Corp.	76,577
575	Travelers Cos., Inc.	70,449
1,514	Unum Group	77,411
		512,454

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	COMMON STOCK (Continued) - 53.1%
	INTERNET - 0.5%
436	Facebook, Inc. *	$74,499

	IRON/STEEL - 0.5%
2,818	Schnitzer Steel Industries, Inc.	79,327

	LEISURE TIME - 1.0%
2,072	Camping World Holdings, Inc.	84,413
1,270	Norwegian Cruise Line Holdings Ltd. *	68,643
		153,056
	LODGING - 0.5%
1,215	Las Vegas Sands Corp.	77,954

	MEDIA - 1.9%
8,743	Gannett Co., Inc.	78,687
1,574	Thomson Reuters Corp.	72,215
716	Walt Disney Co.	70,576
4,568	WideOpenWest, Inc. *	68,885
		290,364
	MINING - 0.4%
4,685	Freeport-McMoRan, Inc. *	65,777

	OIL & GAS - 2.6%
3,416	Delek US Holdings, Inc.	91,310
2,514	HollyFrontier Corp.	90,429
1,424	Marathon Petroleum Corp.	79,858
2,255	Sunoco LP	70,131
1,084	Valero Energy Corp.	83,392
		415,120
	PHARMACEUTICALS - 3.9%
930	AmerisourceBergen Corp.	76,958
1,256	Bristol-Myers Squibb Co.	80,057
1,099	Cardinal Health, Inc.	73,545
3,748	Diplomat Pharmacy, Inc. *	77,621
935	Eli Lilly & Co.	79,980
1,199	Express Scripts Holding Co. *	75,921
2,683	Owens & Minor, Inc.	78,344
2,501	PharMerica Corp. *	73,279
		615,705
	PIPELINES - 1.0%
4,489	Energy Transfer Equity LP	78,019
3,499	Plains GP Holdings LP	76,523
		154,542
	REITS - 0.5%
14,026	Xinyuan Real Estate Co. Ltd. - ADR	79,668

	RETAIL - 8.3%
10,457	Barnes & Noble Education, Inc.	68,075
2,610	Bed Bath & Beyond, Inc.	61,257
1,175	Best Buy Co., Inc.	66,928
2,993	Caleres, Inc.	91,346
4,018	Citi Trends, Inc.	79,838
953	CVS Health Corp.	77,498
711	Lithia Motors, Inc.	85,540
459	McDonald’s Corp.	71,916
18,379	Office Depot, Inc.	83,441
1,818	Penske Automotive Group, Inc.	86,482
5,947	Regis Corp.	84,864
43,174	Rite Aid Corp.	84,621
3,689	Ruth’s Hospitality Group, Inc.	77,285
1,138	Starbucks Corp.	61,122
1,297	Target Corp.	76,536
309	Ulta Beauty, Inc.	69,853
2,012	Yum China Holdings, Inc.	80,420
		1,307,022
	SEMICONDUCTORS - 0.6%
3,627	Axcelis Technologies, Inc. *	99,198

	SOFTWARE - 1.9%
1,207	Aspen Technology, Inc. *	75,812
1,638	Cadence Design Systems, Inc. *	64,652
1,910	CSG Systems International, Inc.	76,591
1,336	Pegasystems, Inc.	77,020
		294,075
	TELECOMMUNICATIONS - 1.1%
16,505	HC2 Holdings, Inc. *	87,146
7,971	Mobile TeleSystems PJSC - ADR	83,217
		170,363
	TRANSPORTATION - 1.0%
1,773	Hub Group, Inc. *	76,150
1,286	XPO Logistics, Inc. *	87,165
		163,315

	TOTAL COMMON STOCK (Cost - $7,859,048)	8,346,508

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADE FUNDS - 43.5%
	EQUITY FUNDS- 43.5%
27,188	SPDR S&P 500 ETF Trust +	$6,830,441
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,428,791)

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
503,214	Fidelity Institutional Money Market Funds - Government Portfolio, 0.56% ** +	503,214
	TOTAL SHORT-TERM INVESTMENT (Cost - $503,214)

	TOTAL INVESTMENTS - 99.8% (Cost - $14,791,053)(a)	$15,680,163
	SECURITIES SOLD SHORT - (52.4)% (Proceeds - $7,906,995)	(8,237,998)
	OTHER ASSETS LESS LIABILITIES - 52.6%	8,266,400
	NET ASSETS - 100.0%	$15,708,565

	SECURITIES SOLD SHORT - (52.4)%
	AIRLINES - (0.4)%
5,693	Controladora Vuela Cia de Aviacion SAB de CV * - ADR	67,576

	APPAREL - (1.4)%
1,173	Deckers Outdoor Corp.	80,245
3,114	Hanesbrands, Inc.	76,729
4,280	Under Armour, Inc.	70,534
		227,508
	AUTO MANUFACTURERS - (0.5)%
3,632	Wabash National Corp.	82,882

	AUTO PARTS & EQUIPMENT - (1.0)%
2,160	Cooper Tire & Rubber Co.	80,784
4,300	Horizon Global Corp. *	75,852
		156,636
	BANKS - (3.1)%
1,742	Bank of the Ozarks	83,703
1,611	Chemical Financial Corp.	84,191
2,852	Guaranty Bancorp	79,286
4,477	Hope Bancorp, Inc.	79,288
3,383	Sunshine Bancorp, Inc. *	78,621
2,326	Union Bankshares Corp.	82,108
		487,197
	BEVERAGES - (1.4)%
505	Boston Beer Co., Inc. *	78,881
1,703	Coca-Cola European Partners PLC	70,879
727	Fomento Economico Mexicano SAB de CV - ADR	69,450
		219,210
	BIOTECHNOLOGY - (1.6)%
3,063	Dermira, Inc. *	82,701
2,026	Medicines Co. *	75,043
2,574	Theravance Biopharma, Inc. *	88,134
		245,878
	BUILDING MATERIALS - (0.5)%
962	US Concrete, Inc. *	73,401

	COMMERCIAL SERVICES - (1.5)%
813	Cimpress NV *	79,398
3,291	Hertz Global Holdings, Inc. *	73,587
2,401	Huron Consulting Group, Inc. *	82,354
		235,339
	COMPUTERS - (1.5)%
3,139	Convergys Corp.	81,269
3,808	Diebold Nixdorf, Inc.	87,013
2,334	Seagate Technology PLC	77,419
		245,701
	DISTRIBUTION/WHOLESALE - (1.1)%
1,669	Beacon Roofing Supply, Inc. *	85,536
9,670	Fossil Group, Inc. *	90,221
		175,757
	DIVERSIFIED FINANCIAL SERVICES - (2.9)%
879	Ellie Mae, Inc. *	72,192
4,701	Greenhill & Co., Inc.	78,037
3,132	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	76,327
15,586	On Deck Capital, Inc. *	72,787
2,465	PRA Group, Inc. *	70,622
7,070	SLM Corp. *	81,093
		451,058
	ELECTRICAL COMPONENTS & EQUIPMENT - (1.4)%
6,941	Energous Corp. *	87,873
2,915	Insteel Industries, Inc.	76,111
7,383	SunPower Corp. *	53,822
		217,806
	ENGINEERING & CONSTRUCTION - (0.7)%
6,539	Chicago Bridge & Iron Co. NV	109,855

	ENTERTAINMENT - (1.0)%
2,511	Lions Gate Entertainment Corp. *	83,993
5,492	SeaWorld Entertainment, Inc.	71,341
		155,334

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (52.4)%
	FOOD - (1.0)%
2,132	Cal-Maine Foods, Inc. *	$87,625
1,045	TreeHouse Foods, Inc. *	70,778
		158,403
	HEALTHCARE-PRODUCTS - (1.0)%
3,130	Accelerate Diagnostics, Inc. *	70,269
1,637	iRhythm Technologies, Inc. *	84,928
		155,197
	HEALTHCARE-SERVICES - (1.4)%
1,537	Acadia Healthcare Co., Inc. *	73,407
1,519	Almost Family, Inc. *	81,570
2,160	Teladoc, Inc. *	71,604
		226,581
	HOME FURNISHINGS - (0.5)%
1,644	LGI Homes, Inc. *	79,849

	INTERNET - (2.4)%
418	Alibaba Group Holding Ltd. * - ADR	72,193
1,728	Bitauto Holdings Ltd. * - ADR	77,207
20,452	Fang Holdings Ltd. * - ADR	82,831
1,227	Liberty Ventures *	70,614
4,949	Snap, Inc. *	71,958
		374,803
	LEISURE TIME - (1.4)%
1,541	Harley-Davidson, Inc.	74,292
2,991	Planet Fitness, Inc.	80,697
2,823	Vista Outdoor, Inc. *	64,760
		219,749
	LODGING - (0.5)%
732	Marriott International, Inc.	80,710

	MACHINERY-DIVERSIFIED - (1.1)%
3,674	Ichor Holdings Ltd. *	98,463
1,043	Wabtec Corp.	79,007
		177,470
	MEDIA - (0.4)%
734	Liberty Broadband Corp. *	69,950

	METAL FABRICATE/HARDWARE - (0.5)%
4,468	Atkore International Group, Inc. *	87,171

	MINING - (1.4)%
1,100	Compass Minerals International, Inc.	71,390
5,641	Osisko Gold Royalties Ltd.	72,825
13,413	Tahoe Resources, Inc.	70,687
		214,902
	MISCELLANEOUS MANUFACTURING - (0.5)%
1,483	Sturm Ruger & Co., Inc.	76,671

	OIL & GAS - (3.0)%
4,297	Centennial Resource Development, Inc. *	77,217
1,192	EQT Corp.	77,766
5,900	Jagged Peak Energy, Inc. *	80,594
3,964	Range Resources Corp.	77,575
2,307	Resolute Energy Corp. *	68,495
8,939	SRC Energy, Inc. *	86,440
		468,087
	OIL & GAS SERVICES - (0.5)%
806	Core Laboratories NV	79,552

	PHARMACEUTICALS - (2.9)%
709	GW Pharmaceuticals PLC - ADR *	71,956
4,598	Lannett Co., Inc. *	84,833
2,389	Mylan NV *	74,943
1,602	Novo Nordisk A/S - ADR	77,136
4,427	Teva Pharmaceutical Industries Ltd. - ADR	77,915
12,123	TherapeuticsMD, Inc. *	64,131
		450,914
	PIPELINES - (0.5)%
1,760	Cheniere Energy, Inc. *	79,270

	REITS - (0.5)%
8,500	Farmland Partners, Inc.	76,840

	RETAIL - (5.5)%
782	Advance Auto Parts, Inc.	77,574
1,714	AutoNation, Inc. *	81,346
1,854	DineEquity, Inc.	79,685
2,076	Foot Locker, Inc.	73,117
18,840	JC Penney Co., Inc. *	71,780
1,236	Nu Skin Enterprises, Inc.	75,989
2,335	Shake Shack, Inc. *	77,592
1,422	Signet Jewelers Ltd.	94,634
3,774	Urban Outfitters, Inc. *	90,199
2,087	Wingstop, Inc.	69,393
5,496	Zoe’s Kitchen, Inc. *	69,414
		860,723

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2017

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (52.4)%
	SAVINGS & LOANS - (2.0)%
2,742	BofI Holding, Inc. *	$78,065
2,961	OceanFirst Financial Corp.	81,398
2,014	Pacific Premier Bancorp, Inc. *	76,029
3,293	Sterling Bancorp	81,172
		316,664
	SEMICONDUCTORS - (2.0)%
1,677	MACOM Technology Solutions Holdings, Inc. *	74,811
885	Microchip Technology, Inc.	79,455
1,735	Silicon Motion Technology Corp. - ADR	83,332
2,879	Xperi Corp.	72,839
		310,437
	SOFTWARE - (1.0)%
2,439	Coupa Software, Inc. *	75,975
373	Ultimate Software Group, Inc. *	70,721
		146,696
	TELECOMMUNICATIONS - (0.9)%
1,445	Acacia Communications, Inc. *	68,059
3,587	CenturyLink, Inc.	67,794
		135,853
	TRANSPORTATION - (1.0)%
1,183	Kirby Corp. *	78,019
1,979	Knight-Swift Transportation Holdings, Inc. *	82,227
		160,246
	TRUCKING & LEASING - (0.5)%
1,664	Greenbrier Cos., Inc.	80,122

	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,906,995)	8,237,998

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

+	All or a portion of this security is held as collateral for securities sold short.

*	Non income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2017.

FUTURE CONTRACTS
				Number of	Expiration	Notional/	Unrealized
Description			Counterparty	Contracts	Date	Value	Appreciation
Long
S&P 500 E-Mini Future			Wells Fargo	51	12/15/2017	$6,415,800	$140,378

TOTAL RETURN SWAPS
			Interest Rate	Termination	Number Of	Notional	Unrealized
Description	Counterparty	Currency	Received/(Paid)	Date	Contracts	Amount	Appreciation/Depreciation
Long
GS Client Global Stock Long Basket ***	Goldman Sachs	USD	(1.73444)%	9/28/2018	107,300	$10,999,001	$104,483
						$10,999,001	$104,483
Short
GS Client Global Stock Short Basket ***	Goldman Sachs	USD	0.63444%	9/28/2018	107,300	$10,905,650	$(5,506)
HSBC Holdings PLC	Goldman Sachs	USD	0.73444%	10/4/2018	8,800	85,209	(984)
						$10,990,859	$(6,490)

***	The underlying holdings of this security can be found at www.counterpointmutualfunds.com/tactical-equity-fund-performance/.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2017

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund
ASSETS
Investment securities:
At cost	$394,041,225	$14,791,053
At value	$409,615,369	$15,680,163
Cash	424,883	—
Cash held at broker	11,360,218	7,963,681
Receivable for securities sold	8,007,233	39,815
Unrealized appreciation on total return swaps	1,232,253	97,993
Dividends and Interest receivable	609,075	36,623
Receivable for Fund shares sold	489,224	46,300
Investment in swaptions (Cost $2,082,500)	471,642	—
Unrealized appreciation on futures contracts	—	140,378
Prepaid expenses and other assets	33,299	7,392
TOTAL ASSETS	432,243,196	24,012,345

LIABILITIES
Due to custodian	—	919
Due to broker swap	—	7,161
Payable for investments purchased	15,012,136	20,800
Payable for Fund shares redeemed	495,187	55
Investment advisory fees payable	431,906	3,306
Unrealized depreciation on futures contracts	186,094	—
Distribution (12b-1) fees payable	56,267	1,795
Payable to related parties	45,437	1,530
Unrealized depreciation on credit default swap	84	—
Securities sold short (Proceeds $0, $7,906,995, respectively)	—	8,237,998
Payable for dividends on securities sold short	—	5,259
Accrued expenses and other liabilities	65,847	24,957
TOTAL LIABILITIES	16,292,958	8,303,780
NET ASSETS	$415,950,238	$15,708,565

NET ASSETS CONSIST OF:
Paid in capital	$397,508,083	$14,332,514
Undistributed net investment income (loss)	1,498,067	(93,409)
Accumulated net realized gain from security transactions	1,934,727	672,961
Net unrealized appreciation on investments	15,009,361	796,499
NET ASSETS	$415,950,238	$15,708,565

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$135,574,865	$3,795,639
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,017,510	241,015
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.28	$15.75
Maximum offering price per share (maximum sales charge of 4.50% and 5.75%, respectively) (a)	$11.81	$16.71

Class C Shares:
Net Assets	$32,825,094	$1,251,417
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,925,090	80,576
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.22	$15.53

Class I Shares:
Net Assets	$247,550,279	$10,661,509
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	21,914,281	673,895
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.30	$15.82

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2017

	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity
	Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0 and $2,096)	$13,255,659	$231,334
Interest	1,020,490	2,011
TOTAL INVESTMENT INCOME	14,276,149	233,345

EXPENSES
Investment advisory fees	3,881,746	161,627
Distribution (12b-1) fees:
Class A	254,307	8,415
Class C	259,292	9,251
Administrative services fees	241,180	16,875
Shareholder service fees	195,934	12,514
Transfer agent fees	93,652	36,999
Accounting services fees	63,791	22,939
Registration fees	54,848	8,992
Printing and postage expenses	52,805	5,042
Custodian fees	33,885	11,997
Legal fees	25,293	13,556
Compliance officer fees	19,560	10,044
Audit fees	16,485	17,020
Trustees’ fees and expenses	15,009	14,509
Insurance expense	8,066	242
Interest expense	—	76,865
Dividends on securities sold short	—	95,573
Other expenses	17,516	4,000
TOTAL EXPENSES	5,233,369	526,460

Less: Fees waived by the Advisor	—	(109,758)
TOTAL NET EXPENSES	5,233,369	416,702

NET INVESTMENT INCOME (LOSS)	9,042,780	(183,357)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(174,423)	1,421,677
Net realized gain on foreign currency transactions	—	15,269
Net realized gain (loss) on futures contracts	(308,576)	321,800
Net realized loss on options purchased	(40,095)	(375,273)
Net realized gain on options written	38,360	145,738
Net realized loss on securities sold short	—	(300,669)
Net realized gain on swap contracts	5,723,487	322,779
Net realized loss on swaptions purchased	(136,000)	—
	5,102,753	1,551,321

Net change in unrealized appreciation (depreciation) on investments	4,073,410	(43,642)
Net change in unrealized appreciation (depreciation) on futures contracts	(186,094)	140,453
Net change in unrealized appreciation on foreign currency translations	—	21
Net change in unrealized depreciation on options purchased	—	(2,435)
Net change in unrealized appreciation on options written	—	170
Net change in unrealized depreciation on securities sold short	—	(295,572)
Net change in unrealized appreciation on swap contracts	1,054,474	97,993
Net change in unrealized depreciation on swaptions purchased	(1,610,858)	—
	3,330,932	(103,012)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,433,685	1,448,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,476,465	$1,264,952

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
FROM OPERATIONS
Net investment income	$9,042,780	$3,218,469
Net realized gain on investments, futures contracts, options purchased, options written, swap contracts and swaptions purchased	5,102,753	3,926,977
Net change in unrealized appreciation on investments, futures contracts, swap contracts and swaptions purchased	3,330,932	11,300,975
Net increase in net assets resulting from operations	17,476,465	18,446,421

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,619,008)	(854,063)
Class C	(717,342)	(212,626)
Class I	(6,736,434)	(2,288,552)

From net realized gains:
Class A	(914,157)	—
Class C	(296,143)	—
Class I	(2,064,593)	—
Net decrease in net assets resulting from distributions to shareholders	(14,347,677)	(3,355,241)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	140,117,607	38,921,120
Class C	16,322,946	14,738,029
Class I	170,963,675	85,851,846
Net asset value of shares issued in reinvestment of distributions:
Class A	4,390,945	824,859
Class C	639,009	119,164
Class I	8,455,181	2,182,702
Redemption fee proceeds:
Class A	—	173
Class I	—	144
Payments for shares redeemed:
Class A	(60,831,957)	(5,174,596)
Class C	(3,856,360)	(709,350)
Class I	(64,289,280)	(22,870,659)
Net increase in net assets from shares of beneficial interest	211,911,766	113,883,432

TOTAL INCREASE IN NET ASSETS	215,040,554	128,974,612

NET ASSETS
Beginning of Year	200,909,684	71,935,072
End of Year *	$415,950,238	$200,909,684
* Includes undistributed net investment income of:	$1,498,067	$377,054

SHARE ACTIVITY
Class A:
Shares Sold	12,493,880	3,742,941
Shares Reinvested	394,432	75,718
Shares Redeemed	(5,435,318)	(491,023)
Net increase in shares of beneficial interest outstanding	7,452,994	3,327,636

Class C:
Shares Sold	1,467,905	1,400,862
Shares Reinvested	57,878	10,935
Shares Redeemed	(347,062)	(67,770)
Net increase in shares of beneficial interest outstanding	1,178,721	1,344,027

Class I:
Shares Sold	15,229,820	8,150,305
Shares Reinvested	760,220	200,169
Shares Redeemed	(5,745,931)	(2,168,195)
Net increase in shares of beneficial interest outstanding	10,244,109	6,182,279

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016 (a)
FROM OPERATIONS
Net investment loss	$(183,357)	$(113,725)
Net realized gain (loss) on investments, foreign currency transactions, futures contracts, options purchased, options written, securities sold short and swap contracts	1,551,321	(716,570)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, options purchased, options written, securities sold short and swap contracts	(103,012)	899,511
Net increase in net assets resulting from operations	1,264,952	69,216

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,990,739	3,208,332
Class C	626,760	2,579,473
Class I	9,811,822	7,034,948
Payments for shares redeemed:
Class A	(2,178,985)	(678,998)
Class C	(294,676)	(1,761,005)
Class I	(5,887,128)	(1,076,885)
Net increase in net assets from shares of beneficial interest	5,068,532	9,305,865

TOTAL INCREASE IN NET ASSETS	6,333,484	9,375,081

NET ASSETS
Beginning of Period	9,375,081	—
End of Period*	$15,708,565	$9,375,081
* Includes undistributed net investment loss of:	$(93,409)	$(120,778)

SHARE ACTIVITY
Class A:
Shares Sold	202,327	232,270
Shares Redeemed	(144,674)	(48,908)
Net increase in shares of beneficial interest outstanding	57,653	183,362

Class C:
Shares Sold	42,268	187,737
Shares Redeemed	(20,774)	(128,655)
Net increase in shares of beneficial interest outstanding	21,494	59,082

Class I:
Shares Sold	661,334	489,968
Shares Redeemed	(397,615)	(79,792)
Net increase in shares of beneficial interest outstanding	263,719	410,176

(a)	The Counterpoint Tactical Equity Fund commenced operations on November 30, 2015.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.32	0.29	0.07
Net realized and unrealized gain on investments (3)	0.32	1.00	0.15
Total from investment operations	0.64	1.29	0.22
Paid-in-capital from redemption fees	—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.38)	(0.21)	(0.12)
Return of Capital	—	—	(0.01)
Net realized gains	(0.15)	—	—
Total distributions	(0.53)	(0.21)	(0.13)
Net asset value, end of period	$11.28	$11.17	$10.09
Total return (5)	5.95%	12.85%	2.20	% (6)
Net assets, at end of period (000’s)	$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.77%	1.85%	2.18	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.77%	1.93%	2.00	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	2.82%	2.77%	0.67	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	2.82%	2.69%	0.85	% (9)
Portfolio Turnover Rate	71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.23	0.20	(0.03)
Net realized and unrealized gain on investments (3)	0.33	1.01	0.21
Total from investment operations	0.56	1.21	0.18
Paid-in-capital from redemption fees	—	—	0.00	(4)
Less distributions from:
Net investment income	(0.31)	(0.15)	(0.11)
Return of capital	—	—	(0.01)
Net realized gains	(0.15)	—	—
Total distributions	(0.46)	(0.15)	(0.12)
Net asset value, end of period	$11.22	$11.12	$10.06
Total return (5)	5.15%	12.09%	1.72	% (6)
Net assets, at end of period (000’s)	$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	2.52%	2.60%	2.91	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.52%	2.68%	2.75	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	2.08%	1.98%	(0.48	)% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	2.08%	1.90%	(0.32	)% (9)
Portfolio Turnover Rate	71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.35	0.27	0.13
Net realized and unrealized gain on investments (3)	0.33	1.04	0.11
Total from investment operations	0.68	1.31	0.24
Paid-in-capital from redemption fees	—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.41)	(0.23)	(0.13)
Return of capital	—	—	(0.01)
Net realized gains	(0.15)	—	—
Total distributions	(0.56)	(0.23)	(0.14)
Net asset value, end of period	$11.30	$11.18	$10.10
Total return (5)	6.18%	13.04%	2.38	% (6)
Net assets, at end of period (000s)	$247,550	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets (7,8)	1.52%	1.60%	2.07	% (9)
Ratio of net expenses to average after waiver/recapture net assets (7)	1.52%	1.68%	1.75	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	3.07%	2.60%	1.25	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	3.07%	2.52%	1.57	% (9)
Portfolio Turnover Rate	71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	1.42	(0.53)
Total from investment operations	1.39	(0.64)
Net asset value, end of period	$15.75	$14.36
Total return (4)	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$3,796	$2,632
Ratio of gross expenses to average net assets (6,7)	4.18%	4.50	% (8)
Ratio of net expenses to average net assets (6,7)	3.33%	2.75	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(2.37)%	(3.22	)% (8)
Ratio of net investment loss to average net assets (6,9)	(1.52)%	(1.72	)% (8)
Portfolio Turnover Rate	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to average net assets	2.85%	3.75	% (8)
Net expenses to average net assets	2.00%	2.00	% (8)

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	1.41	(0.54)
Total from investment operations	1.27	(0.74)
Net asset value, end of period	$15.53	$14.26
Total return (4)	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$1,251	$843
Ratio of gross expenses to average net assets (6,7)	4.93%	5.00	% (8)
Ratio of net expenses to average net assets (6,7)	4.08%	3.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(3.12)%	(4.16	)% (8)
Ratio of net investment loss to average net assets (6,9)	(2.27)%	(2.67	)% (8)
Portfolio Turnover Rate	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to average net assets	3.60%	4.25	% (8)
Net expenses to average net assets	2.75%	2.75	% (8)

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	1.43	(0.54)
Total from investment operations	1.44	(0.62)
Net asset value, end of period	$15.82	$14.38
Total return (4)	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$10,662	$5,900
Ratio of gross expenses to average net assets (6,7)	3.93%	4.25	% (8)
Ratio of net expenses to average net assets (6,7)	3.08%	2.50	% (8)
Ratio of net investment loss before waiver to average net assets (6,9)	(2.14)%	(3.25	)% (8)
Ratio of net investment loss to average net assets (6,9)	(1.29)%	(1.50	)% (8)
Portfolio Turnover Rate	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to average net assets	2.60%	3.50	% (8)
Net expenses to average net assets	1.75%	1.75	% (8)

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

1.	ORGANIZATION

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Counterpoint Tactical Income Fund is to seek income and capital preservation. The investment objective of the Counterpoint Tactical Equity Fund is to seek capital appreciation and preservation.

The Funds each offer three classes of shares: Class A, Class C and Class I shares. Class A, Class C and Class I shares of the Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Class A, Class C and Class I shares of the Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Class A shares of the Counterpoint Tactical Income Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,676,776	$—	$—	$31,676,776
Mutual Funds	228,236,656	—	—	228,236,656
U.S. Government Obligations	128,791,446	—	—	128,791,446
Short-Term Investment	20,910,491	—	—	20,910,491
Long Total Return Swaps	—	1,232,253	—	1,232,253
Swaptions Purchased	—	471,642	—	471,642
Total	$409,615,369	$1,703,480	$—	$411,318,849
Liabilities *
Credit Default Swap	$—	$84	$—	$84
Long Future Contract	186,094	—	—	186,094
Total	$186,094	$84	$—	$186,178

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$8,346,508	$—	$—	$8,346,508
Exchange Traded Funds	6,830,441	—	—	6,830,441
Long Future Contract	140,378	—	—	140,378
Short-Term Investment	503,214	—	—	503,214
Long Total Return Swap	—	104,483	—	104,483
Total	$15,820,541	$104,483	$—	$15,925,024
Liabilities *
Securities Sold Short	$8,237,998	$—	$—	$8,237,998
Short Total Return Swaps	—	6,490	—	6,490
Total	$8,237,998	$6,490	$—	$8,244,488

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2014 September 30, 2016, or expected to be taken in the Funds’ September 30, 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. For the year ended September 30, 2017, the Advisor earned advisory fees of $3,881,746 and $161,627 for the Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2018, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of each Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. During the year ended September 30, 2017 the Advisor did not waive any fees for the Counterpoint Tactical Income Fund pursuant to the waiver agreement. During the year ended September 30, 2017, the Advisor waived $109,758 in advisory fees for the Counterpoint Tactical Equity Fund pursuant to the waiver agreement. As of September 30, 2017, the amount of expenses reimbursed subject to recapture for the Counterpoint Tactical Equity Fund was $216,189, of which $106,431 will expire on September 30, 2019 and $109,758 will expire on September 30, 2020.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2017, the Counterpoint Tactical Income Fund incurred distribution fees of $254,307 and $259,292 for Class A and Class C shares, respectively. For the year ended September 30, 2017, the Counterpoint Tactical Equity Fund incurred distribution fees of $8,415 and $9,251 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2017, the Distributor received $65,532 in underwriting commissions for sales of Class A shares of which $8,439 was retained by the principal underwriter or other affiliated broker-dealers of the Counterpoint Tactical Income Fund. During the year ended September 30, 2017, the Distributor received $478 in underwriting commissions for sales of Class A shares of which $78 was retained by the principal underwriter or other affiliated broker-dealers of the Counterpoint Tactical Equity Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $342,541,527 and $187,853,733 respectively, for the Counterpoint Tactical Income Fund, and $24,949,756 and $26,446,671, respectively, for the Counterpoint Tactical Equity Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2017, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$394,043,321	$15,890,510	$(318,462)	$15,572,048
Counterpoint Tactical Equity Fund	$6,935,040	$1,350,957	$(843,832)	$507,125

6.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2017.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Investment in swaptions	$471,642

Fixed Income contracts/Credit risk	Unrealized appreciation on total return swaps	1,232,253

Credit exposure contracts/Credit Risk	Unrealized depreciation on futures contracts	(186,094)

Fixed Income contracts/Credit risk	Unrealized depreciation on credit default swap	(84)

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	$140,378

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	97,993

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended September 30, 2017.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$(308,576)	$(186,094)

		Change in Unrealized
Contract type/	Realized Loss	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	On Options Purchased
Credit exposure contracts/Credit risk	$(40,095)	$—

		Change in Unrealized
Contract type/	Realized Gain	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Written	On Options Written
Credit exposure contracts/Credit risk	$38,360	$—

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$5,723,487	$1,054,474

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Fixed income contracts/Credit Risk	$(136,000)	$(1,610,858)

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$355,246	$140,453

Fixed income contracts/Interest rate risk	(33,446)	—
	$321,800	$140,453

		Change In Unrealized
Contract type/	Realized Gain/(Loss)	Depreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Currency Contracts/Currency Risk	$969	$—

Equity Contracts/Equity Price Risk	(378,445)	(2,435)

Fixed Income Contracts/Interest rate risk	2,203	—
	$(375,273)	$(2,435)

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Written	On Options Purchased
Equity Contracts/Equity Price Risk	$145,738	$170

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$322,779	$97,993

The notional value of the derivative instruments outstanding as of September 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

During year ended September 30, 2017, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2017 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Investments in swaptions	Goldman Sachs	$471,642	(1)	$—		$471,642	$—	$471,642	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	1,198,490	(1)	—		1,198,490	—	1,198,490	(2)	—

Unrealized appreciation on total return swaps	JP Morgan	33,763	(1)	—		33,763	—	33,763	(2)	—

Unrealized decpreciation on credit default swap	Intercontinental Exchange	—		(84	) (1)	(84)	—	84	(2)	—

Unrealized depreciation on futures contracts	Wells Fargo	—		(186,094	) (1)	(186,094)	—	186,094	(2)	—
		$1,703,895		$(186,178)		$1,517,717	$—	$1,890,073		$—

Counterpoint Tactical Equity Fund

						Net Amounts	Financial		Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments		Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged		of Assets & Liabilities
Unrealized appreciation on futures contracts	Wells Fargo	$140,378	(1)	$—		$140,378	$—		$140,378	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	104,483	(1)	(6,490	) (1)	97,993	—		97,993	(2)	—

Securities sold short	Goldman Sachs	—		(8,237,998	) (1)	(8,237,998)	8,237,998	(2)	—		—
		$244,861		$(8,244,488)		$(7,999,627)	$8,237,998		$238,371		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The table above does not include additional cash collateral pledged to the counterparty.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2017 and September 30, 2016 were as follows:

For fiscal year ended	Ordinary	Long-Term
9/30/2017	Income	Capital Gains	Total
Counterpoint Tactical Equity Fund	$—	$—	$—
Counterpoint Tactical Income Fund	13,565,974	781,703	14,347,677

For fiscal year ended	Ordinary	Long-Term
9/30/2016	Income	Capital Gains	Total
Counterpoint Tactical Equity Fund	$—	$—	$—
Counterpoint Tactical Income Fund	3,355,241	—	3,355,241

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Equity Fund	$—	$882,447	$—	$—	$(13,542)	$507,146	$1,376,051
Counterpoint Tactical Income Fund	2,870,107	—	—	—	—	15,572,048	18,442,155

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures, options and swaps contracts and passive foreign investment companies, and adjustments for partnerships, C-Corporation return of capital distributions and the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences for the Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency losses, and tax adjustments for real estate investment trusts, partnerships and royalty trusts, C-Corporation return of capital distributions, passive foreign investment companies, swaps, and capitalization in lieu of dividend payments, resulted in reclassification for the period ended September 30, 2017 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Counterpoint Tactical Equity Fund	$(40,154)	$210,726	$(170,572)
Counterpoint Tactical Income Fund	—	3,151,017	(3,151,017)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Equity Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust (the “SPDR Trust”). The SPDR Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The Counterpoint Tactical Equity Fund may redeem its investment from the SPDR Trust at any time if the Advisor determines that it is in the best interest of the Counterpoint Tactical Equity Fund and its shareholders to do so. The performance of the Counterpoint Tactical Equity Fund may be directly affected by the performance of the SPDR Trust. The financial statements of the SPDR Trust, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint Tactical Equity Fund’s financial statements. As of September 30, 2017, the percentage of the Counterpoint Tactical Equity Fund’s net assets invested in the SPDR Trust was 43.5%.

9.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2017, TD Ameritrade, Inc. held 34.66% of the voting securities of the Counterpoint Tactical Income Fund for the benefit of others. As of September 30, 2017, NFS LLC, held 41.87% of the voting securities of the Counterpoint Tactical Equity Fund for the benefit of others.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Counterpoint Tactical Income Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Counterpoint Tactical Income Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the two years in the period then ended and for the period from December 4, 2014 (commencement of operations) through September 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Tactical Income Fund as of September 30, 2017, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and for the period from December 4, 2014 (commencement of operations) through September 30, 2015, in conformity with U.S generally accepted accounting principles.

/s/ RSM US LLP

Denver, Colorado
November 29, 2017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Counterpoint Tactical Equity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Counterpoint Tactical Equity Fund (the “Fund”), a series of the Northern Lights Fund Trust III, as of September 30, 2017, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from November 30, 2015 (commencement of operations) through September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Counterpoint Tactical Equity Fund as of September 30, 2017, and the results of its operations for the year then ended, and the changes in net assets and its financial highlights for the year then ended and for the period from November 30, 2015 (commencement of operations) through September 30, 2016, in conformity with U.S generally accepted accounting principles.

/s/ RSM US LLP

Denver, Colorado
November 29, 2017

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	4/1/17	9/30/17	4/1/17 – 9/30/17*	4/1/17 – 9/30/17*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,028.30	$9.05	1.78%
Class C	$1,000.00	$1,024.00	$12.84	2.53%
Class I	$1,000.00	$1,028.60	$7.78	1.53%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,045.10	$11.54	2.25%
Class C	$1,000.00	$1,041.60	$14.07	2.75%
Class I	$1,000.00	$1,046.30	$8.98	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)*	4/1/17	9/30/17	4/1/17 – 9/30/17*	4/1/17 – 9/30/17*
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.14	$9.00	1.78%
Class C	$1,000.00	$1,012.38	$12.76	2.53%
Class I	$1,000.00	$1,017.40	$7.74	1.53%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,013.49	$11.36	2.25%
Class C	$1,000.00	$1,011.28	$13.87	2.75%
Class I	$1,000.00	$1,016.29	$8.85	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2017

Renewal of Advisory Agreements – Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund*

In connection with a meeting held on August 29-30, 2017, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Counterpoint Mutual Funds, LLC (“CMF”) and the Trust, with respect to the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund (“Counterpoint TI” and “Counterpoint TE”, respectively). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to Counterpoint TI and Counterpoint TE and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board remarked that CMF was founded in 2014, and currently managed $400 million in assets. The Board observed that CMF provided portfolio management, research and analysis, and compliance and marketing services, and managed Counterpoint TE and Counterpoint TI by following quantitative strategies. The Board noted the wide range of experience in investment management and marketing and impressive educational credentials of CMF’s personnel. The Board further commented that CMF had good processes in place to monitor compliance with the Funds’ investment limitations, including daily monitoring of each Fund’s portfolio to ensure that security choices were consistent with the respective Fund’s prospectus. The Board recognized that CMF’s risk mitigation protocols included mechanisms to reduce the frequency of signals around entry and exit periods, and that CMF had laid out a hedging strategy that used credit default swaps and interest rate futures. The Board further observed that CMF sought broker dealers that provided best execution and lowest trading costs. The Board noted that Counterpoint TE and Counterpoint TI have thus far benefitted from CMF’s active management style, focus on risk management, and capital preservation. The Board concluded that CMF should continue to provide high quality service to Counterpoint TE and Counterpoint TI and their shareholders.

Performance.

Counterpoint TE—The Board noted that Counterpoint TE significantly outperformed the peer group median and Morningstar category over the one-year period and had a top quartile ranking even though it underperformed the Benchmark S&P MidCap 400 TR for the same period. Since its November 2015 inception, the Board noted that Counterpoint TE significantly underperformed the peer group, Morningstar category and the benchmark, and attributed the underperformance to a defensive signal received soon after Counterpoint TE was launched. The Board observed that CMF made adjustments to its strategy to be industry neutral with long and short positions and that recent results were more indicative of what CMF’s investment strategy was capable of producing. Although past performance is not predictive of future returns, the Board concluded that CMF provided reasonable results to Counterpoint TE and its shareholders.

Counterpoint TI—The Board noted that the one-year and since inception performance of Counterpoint TI was quite strong, having significantly outperformed the peer group, Morningstar category, and the Benchmark BBgBarc US Agg Bond TR with top quartile ranking in both periods and a second quartile standard deviation ranking. The Board recognized that Counterpoint TI’s tactical model enabled it to miss the downturn in the US Corporate High Yield category in early 2016, but rotated into it for the rest of the year so that Counterpoint TI earned a reasonable return. The Board further recognized that CMF

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2017

attributed the outperformance to the model’s ability to produce fewer false signals, select quality securities, and take advantage of mispricing between various high yield instruments. The Board applauded Counterpoint TI’s strong information ratios, which indicated that Counterpoint TI enjoyed high relative returns without excessive risk. The Board observed that CMF did not intend to change its investment process. Although past performance is not predictive of future returns, the Board concluded that CMF provided reasonable results to Counterpoint TI and its shareholders.

Fees and Expenses.

Counterpoint TE—The Board noted CMF’s advisory fee of 1.25%, which was slightly higher than the peer group, but equal to the Morningstar category. The Board also noted that that the 1.75% expense ratio was higher than both the peer group and Morningstar category. The Board acknowledged that CMF believed the quality of its investment strategy justified its higher fee. The Board commented that CMF anticipated that its net expense ratio would drop as Counterpoint TE’s assets grew. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board observed that CMF’s advisory fee of 1.25% was above the peer group median and well-above the Morningstar category median, although much lower than the highest advisory fee in the Morningstar category. The Board observed that CMF’s expense ratio of 2.13% was also higher than the peer group and Morningstar category. The Board remarked that CMF expected the expense ratio to fall with fund growth, and believed its strategy justified the higher advisory fee. Given these considerations, and CMF’s performance record, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Economies of Scale. The Board discussed the size of Counterpoint TE and Counterpoint TI and their prospects for growth, concluding that they had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted that CMF was willing to discuss the implementation of breakpoints as the assets of Counterpoint TE and Counterpoint TI grew and CMF achieved material economies of scale related to their operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed CMF’s profitability analysis in connection with its management of Counterpoint TE and Counterpoint TI, and noted that CMF had not realized a profit from its relationship with Counterpoint TE, but earned what the Board considered to be a reasonable profit from its relationship with Counterpoint TI. The Board concluded that CMF’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from CMF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structures for Counterpoint TE and Counterpoint TI were reasonable and that renewal of the Advisory Agreements was in the best interests of Counterpoint TE and Counterpoint TI and their respective shareholders. The Board concluded that CMF should provide reasonable returns for Counterpoint TE and Counterpoint TI and should be retained.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2017

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Wasatch Funds Trust, (since 1986); University of Utah research Foundation (since April 2000); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014); President, Celeritas Rail Consulting (since 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Funds since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2017, the Trust was comprised of 33 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/17-NLFT III-v3

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2017

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski* 80 Arkay Drive, Hauppauge, NY 11788 1983	President	August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 17605 Wright Street, Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

*	Mr. Malinowski was elected President of the Trust effective August 29, 2017

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-273-8637.

9/30/17-NLFT III-v3

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files it’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees	2015	2016	2017
	Counterpoint Tactical Income Fund	$13,500	$14,000	$14,500
	Counterpoint Tactical Equity Fund	N/A	$14,000	$14,500

(b)	Audit-Related Fees	2015	2016	2017
	Counterpoint Tactical Income Fund	$0	$0	$0
	Counterpoint Tactical Equity Fund	N/A	$0	$0

(c)	Tax Fees	2015	2016	2017
	Counterpoint Tactical Income Fund	$2,500	$2,750	$3,000
	Counterpoint Tactical Equity Fund	N/A	$2,750	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
	2015	2016	2017
Counterpoint Tactical Income Fund	$0	$0	$0
Counterpoint Tactical Equity Fund	N/A	$0	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Counterpoint Tactical Income Fund
	2015	2016	2017
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Counterpoint Tactical Equity Fund
	2015	2016	2017
Audit-Related Fees:	N/A	0.00%	0.00%
Tax Fees:	N/A	0.00%	0.00%
All Other Fees:	N/A	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2015	2016	2017
Counterpoint Tactical Income Fund	$2,500	$2,750	$3,000
Counterpoint Tactical Equity Fund	N/A	$2,750	$3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/8/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/8/17